ACCOUNTS PAYABLE AND ACCRUED EXPENSES - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Trade Accounts Payable [Line Items]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

7.           ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of the following as of June 30, 2019 and December 31, 2018:

	June 30,	December 31,
	2019	2018
Trade accounts payable and accrued expenses	$17,780	$11,071
Accrued vessel and voyage expenses	25,256	13,845
Accrued interest	364	400
Other current liabilities (Refer to Note 14 – Related Party Transactions)	2,098	—
Total accounts payable and accrued expenses	$45,498	$25,316